Trade and Other Payables - Summary of Trade and Other Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade payables	$ 180,270,000	$ 96,176,000
Other payables	11,062,000	350,000
Social security and other taxes	12,741,000	6,194,000
Income tax payable	28,289,000	1,514,000
Deferred revenue	29,966,000	4,145,000
Accruals	179,657,000	85,779,000
Derivatives financial liabilities	5,601,000
Total accruals and deferred revenue	$ 447,586,000	$ 194,158,000